Goodwill and Other Intangible Assets - Amortization expense (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 17,422
2021		11,963
2022		8,543
2023		3,798
2024		2,058
Thereafter		2,529
Net Book Value	$ 46,560	$ 46,313	$ 53,772